Stockholders' Equity - Schedule of stock options activity (Details) - $ / shares		1 Months Ended					3 Months Ended	12 Months Ended
	Nov. 11, 2021	Aug. 20, 2021	May 20, 2021	Oct. 22, 2020	Aug. 18, 2020	May 29, 2020	May 31, 2022	Feb. 28, 2022	Feb. 28, 2021
Stockholders' Equity Note [Abstract]
Number of options outstanding at beginning of period							4,277,032	2,793,380	1,181,709
Number of options exercised		(112,617)	(1,492,425)	(28,154)			(28,154)	(1,605,042)	(28,154)
Number of options expired and forfeited							0	(1,345,746)
Number of options expired								(1,345,746)
Number of options issued							826,700	4,434,440	1,639,825
Number of options outstanding at ending of period							5,075,578	4,277,032	2,793,380
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period							$ 0.78	$ 0.27	$ 0.31
Exercise price of options exercised							0.01	0.23	0.19
Exercise price of options exercised and forfeited							0	0
Exercise price of options expired								0
Exercise price of options granted	$ 0.86	$ 0.19		$ 0.19	$ 0.19	$ 0.27	0.12	0.75	0.23
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period							$ 0.82	$ 0.78	$ 0.27